Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 12: EMPLOYEE BENEFIT PLANS

Retirement Saving Plan
The Company sponsors an employee saving plan covering all of its employees in the United States. The Company's contributions to the employee saving plan during the years ended December 31, 2014, 2013 and 2012, were approximately $101, $97 and $119, respectively, which included a discretionary contribution of $17, $14, and $15, respectively.
Defined Benefit Pension Plan
The Company sponsors a legacy unfunded defined benefit pension plan that covers certain Bahamian and Uruguayan nationals and former Navios Corporation employees. The liability related to the plan is recognized based on actuarial valuations. The current portion of the liability is included in accrued expenses and the non-current portion of the liability is included in other long-term liabilities. There are no pension plan assets.
The Greek office employees are protected by the Greek Labor Law. According to the law, the Company is required to pay retirement indemnities to employees on dismissal, or on leaving with an entitlement to a full security retirement pension. Please refer to Note 2(s).
Stock Plan
The Company has awarded shares of restricted stock and restricted stock units to its employees, officers and directors. The restriction lapses in two or three equal tranches, over the requisite service periods, of one, two and three years from the grant date. The Company has also awarded stock options to its officers and directors only, based on service conditions only, which vest in three equal tranches over the requisite service periods of one, two and three years from the grant date. Each option expires seven years after its grant date.
On December 11, 2013, the Company awarded shares of restricted stock and restricted stock units to its employees, officers and directors and stock options to its officers and directors, which vest all at once upon achievement of the internal performance criteria and completion of a service period on April 30, 2015. As of December 31, 2014, the Company determined that it is probable that the performance criteria of these awards would be met and recognized a compensation expense of $3,753.
On December 15, 2014, the Company awarded shares of restricted stock and restricted stock units to its employees, officers and directors and stock options to its officers and directors, which vest all at once upon achievement of the internal performance criteria and completion of a service period on June 2, 2016.
The fair value of all stock option awards has been calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the stock option awards is set out below:

  Expected term: The Company began granting stock options in October 2007. The first stock option exercise was in 2010 and the number of options exercised during each of the years ended December 31, 2014 (143,189), 2013 (153,556), 2012 (29,251), 2011 (130,578) and 2010 (130,577) was small in relation to the total number of options granted. Therefore, due to limited historical share option exercise experience to provide for a reasonable basis upon which to estimate expected term, the Company opted to apply the simplified method.
The “simplified method” used includes taking the average of the weighted average time to vesting and the contractual term of the option award. The service conditions option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's service conditions option award is 4.5 years.
  Expected volatility: The historical volatility of Navios Holdings' shares was used in order to estimate the volatility of the stock option awards. The final expected volatility estimate, which equals the historical estimate, for the service conditions option awards is 47.06%, 42.62% and 43.87% for 2014, 2013 and 2012, respectively, and for the performance conditions option awards is 58.78% and 41.48%  for 2014 and 2013, respectively.
  Expected dividends: The expected dividend is based on the current dividend, our historical pattern of dividend increases and the market price of our stock.

  Risk-free rate: Navios Holdings has selected to employ the risk-free yield-to-maturity rate to match the expected term estimated under the “simplified method”. For the service conditions option awards, the 4.5 year yield-to-maturity rate as of the grant date is 1.44%, 1.28% and 0.68% for 2014, 2013 and 2012, respectively. For the performance conditions option awards, the one year yield-to-maturity rate as of the grant date is 0.22% and 0.13% for 2014 and 2013, respectively.
The fair value of restricted stock and restricted stock unit grants excludes dividends to which holders of restricted stock and restricted stock units are not entitled. The expected dividend assumption used in the valuation of restricted stock and restricted stock units grant is $0.06 for 2014, 2013 and 2012.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2014 was $1.14, $3.64 and $3.64, respectively.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2013 was $2.11, $8.63 and $8.63, respectively.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2012 was $0.84, $3.44 and $3.44, respectively.
The effect of compensation expense arising from the stock-based arrangements described above amounted to $7,719, $5,021 and $4,712 for the years ended December 31, 2014, 2013 and 2012, respectively and it was reflected in general and administrative expenses on the consolidated statements of comprehensive (loss)/income. The recognized compensation expense for the year is presented as adjustment to reconcile net income to net cash provided by operating activities on the consolidated statements of cash flows.
The summary of stock-based awards is summarized as follows (in thousands except share and per share data):

	Shares	Weighted	Weighted	Aggregate
		average	average	fair value
		exercise	remaining
		price	term
Options
Outstanding as of December 31, 2011	3,302,671	$5.52	5.77	$7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—
Exercised	(29,251)	—	—	(36)
Granted	1,344,357	3.44	—	700
Outstanding as of December 31, 2012	4,617,777	4.93	5.42	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—
Exercised	(153,556)	—	—	(216)
Granted	674,809	8.63	—	1,444
Outstanding as of December 31, 2013	5,139,030	5.50	4.81	9,209
Vested at December 31, 2013	911,493	—	—	—
Exercisable at December 31, 2013	753,562	—	—	—
Exercised	(143,189)	—	—	(273)
Forfeited or expired	(314,250)	—	—	(1,610)
Granted	1,123,003	3.64	—	1,084
Outstanding as of December 31, 2014	5,804,594	4.57	4.64	8,410
Vested at December 31, 2014	1,643,665	—	—	—
Exercisable at December 31, 2014	1,500,476	—	—	—

Restricted stock and restricted stock units
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653
Granted	832,028	—	—	2,862
Vested	(553,846)	—	—	(2,565)
Forfeited or expired	(9,166)	—	—	(42)
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908
Granted	886,437	—	—	7,650
Vested	(546,194)	—	—	(2,287)
Forfeited or expired	(12,452)	—	—	(51)
Non Vested as of December 31, 2013	1,883,983	—	1.40	11,220
Granted	1,175,353	—	—	4,278
Vested	(1,058,903)	—	—	(4,580)
Forfeited or expired	(3,089)	—	—	(19)
Non Vested as of December 31, 2014	1,997,344	$—	2.00	$10,899

The estimated compensation cost relating to service conditions of non-vested (i) stock options and (ii) restricted stock and restricted stock unit awards, not yet recognized was $1,019 and $3,697, respectively, as of December 31, 2014 and is expected to be recognized over the weighted average period of 4.56 years.
The estimated compensation cost relating to performance conditions of non-vested (i) stock options and (ii) restricted stock and restricted stock unit awards, not yet recognized was $422 and $2,212, respectively, as of December 31, 2014 and is expected to be recognized when it is probable that the performance criteria will be met.